SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Cash and Cash Equivalents (FY) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 0	$ 0